ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
6.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2021	2020
Accrued expenses	$4,834	$4,548
Provision for chargebacks	3,176	4,150
Accrued compensation and benefits	1,427	905
Earn-out consideration payable	597	332
Other current liabilities	320	1,542
	$10,354	$11,477